Segment information (Schedule of Revenues from Principal Product of Imports Segments) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 ILS (₪)	Dec. 31, 2020 ILS (₪)
Disclosure of operating segments [line items]
Revenue	₪ 498,325	$ 141,570	[1]	₪ 454,213	₪ 454,094
Canned Vegetables and Pickles [Member]
Disclosure of operating segments [line items]
Revenue	70,398	19,999		59,844	67,275
Dairy and Dairy Substitute Products [Member]
Disclosure of operating segments [line items]
Revenue	188,738	53,619		196,589	188,675
Canned Fish [Member]
Disclosure of operating segments [line items]
Revenue	62,270	17,690		56,064	53,547
Cereals, rice and pastas [Member]
Disclosure of operating segments [line items]
Revenue	61,350	17,429		62,712	63,514
Non-banking credit [Member]
Disclosure of operating segments [line items]
Revenue	0	0		276	719
Oil [Member]
Disclosure of operating segments [line items]
Revenue	44,241	12,568		23,025	16,216
Other [Member]
Disclosure of operating segments [line items]
Revenue	₪ 71,328	$ 20,265		₪ 55,703	₪ 64,148

[1]	Convenience Translation into US Dollars.